Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]	Total equity attributable to shareholders of the parent [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2017	€ (2,255)		€ 1,164	€ 167,027	€ (170,179)	€ (1,054)	€ (3,042)	€ 787
Other comprehensive loss	313					313	313
Net Loss	(32,355)				(31,444)		(31,444)	(911)
Comprehensive loss for the year	(32,042)				(31,444)	313	(31,131)	(911)
Equity-settled share-based compensation	118			118			118
Issuance of ordinary shares	23,648			23,648			23,648
MD Anderson compensation expense	1,360							1,360
Ending Balance at Dec. 31, 2018	(9,171)		1,164	190,793	(201,623)	(741)	(10,407)	1,236
Other comprehensive loss	(29)					(29)	(29)
Net Loss	(32,487)				(31,571)		(31,571)	(916)
Comprehensive loss for the year	(32,516)				(31,571)	(29)	(31,600)	(916)
Equity-settled share-based compensation	152			152			152
MD Anderson compensation expense	700							700
Ending Balance at Dec. 31, 2019	(40,835)	[1]	1,164	190,945	(233,194)	(770)	(41,855)	1,020
Other comprehensive loss	(6,689)					(6,689)	(6,689)
Net Loss	(211,841)				(211,284)		(211,284)	(557)
Comprehensive loss for the year	(218,530)				(211,284)	(6,689)	(217,973)	(557)
Equity-settled share-based compensation	22,908			22,908			22,908
Reorganization			(833)	833
MD Anderson Share Exchange			7	501			508	(508)
PIPE Financing, net of transaction costs	90,077		104	89,973			90,077
ARYA Merger, net of transaction costs	238,044		180	237,864			238,044
SAR conversion			7	(7)
Total issuance of share capital	328,121		298	328,331			328,629	(508)
Payment related to share-based compensation awards previously classified as equity-settled	(4,322)			(4,322)			(4,322)
MD Anderson compensation expense	45							€ 45
Ending Balance at Dec. 31, 2020	€ 87,387		€ 629	€ 538,695	€ (444,478)	€ (7,459)	€ 87,387

[1]	See Note 2 for details regarding the change in presentation of Other financial assets